Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2011	Dec. 31, 2010
Accounts receivable, amounts owed by related parties	$ 2,328	$ 95	$ 1,146
Prepaid expenses and other assets, amounts paid to related parties	269
Notes payable, amounts owed by related parties		10,000
Accounts payable, amounts owed to related parties	5,415	3,987	3,827
Notes payable, amounts owed by related parties, noncurrent		214
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	140,000,000	140,000,000	140,000,000
Common stock, shares, issued		13,933,191	13,251,264
Common stock, shares, outstanding	7,829,557	13,933,191	13,251,264
Pro Forma [Member]
Common stock, shares, issued		21,793,803
Common stock, shares, outstanding		21,793,803
Series A Preferred Stock [Member]
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable preferred stock, shares authorized	14,000,000	14,000,000	14,000,000
Redeemable preferred stock,shares outstanding	12,464,357	13,455,522	13,455,522
Redeemable preferred stock, redemption amount	247,587	222,016	222,016
Series B Preferred Stock [Member] | Pro Forma [Member]
Redeemable preferred stock, par value		$ 0.0001
Redeemable preferred stock, shares authorized		3,000,000
Redeemable preferred stock,shares outstanding		2,999,444
Redeemable preferred stock, redemption amount		$ 74,986